Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Capitalized Costs for Oil and Gas Exploration and Production Activities Include Both Amounts Expenses and Capitalized (Detail) - INR (₨)
₨ in Millions
	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
India [member]
Acquisition of properties
Exploration costs	₨ 6,168	₨ 3,061	₨ (37,060)
Development costs	8,640	41,677	75,158
Total	14,808	44,738	38,099
Sri Lanka [member]
Acquisition of properties
Exploration costs	1	4	5
Total	1	4	5
South Africa [member]
Acquisition of properties
Exploration costs	0	1	9
Total	₨ 0	₨ 1	₨ 9